20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	June 30,	December 31,
	2015	2014
	(unaudited)

Balance at the beginning of the period	$30,059	$21,280
Provision during the period	8,146	13,599
Bad debts written off	(2,887)	(4,820)
Balance at the end of the period	$35,318	$30,059

Carrying amount of the performing and non-performing finance receivables

June 30, 2015 (Unaudited)	Undue	Past due	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$192,235	$—	$192,235
Short-term net investment in sales-type leases	33,936	—	33,936
Other financing receivables	115,096	—	115,096
Loans receivable	121,187	—	121,187
Accounts receivables	2,336	44,129	46,465
	$464,790	$44,129	$508,919

December 31, 2014	Undue	Past due	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$345,154	$—	$345,154
Short-term net investment in sales-type leases	56,975	—	56,975
Other financing receivables	30,183	—	30,183
Loans receivable	19,105	—	19,105
Accounts receivables	2,496	26,419	28,915
	$453,913	$26,419	$480,332

Impaired Financing Receivables
June 30, 2015 (Unaudited)	Gross amount	Allowance for credit losses	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$125	$3	$122
Accounts receivable	63,557	33,760	29,797
	$63,682	$33,763	$29,919

December 31, 2014	Gross amount	Allowance for credit losses	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$1,072	$22	$1,050
Accounts receivables	41,728	29,074	12,654
	$42,800	$29,096	$13,704